Consolidated Statements of Shareholders’ Equity - USD ($) $ in Millions		Total	Equity excluding non-controlling interests	Share capital	Additional paid in capital	Reserves	Other equity instruments [1]	Retained earnings	Non-controlling interests [1]
Beginning balance at Dec. 31, 2022		$ 2,327	$ 2,321	$ 0	$ 4,577	$ (369)	$ 61	$ (1,948)	$ 6
Changes in equity [abstract]
Net loss		(244)	(244)					(244)
Exchange differences on translating foreign currencies		58	58			58
Reclassification		0
New share issue		47	47		47
Share-based payments		47	47		1			46
Redemption of other equity instruments		(31)	(31)				(24)	(7)
Changes in non-controlling interests		(7)	(6)					(6)	(1)
Ending balance at Dec. 31, 2023		2,197	2,192	0	4,625	(311)	37	(2,159)	5
Changes in equity [abstract]
Net loss		21	21					21
Exchange differences on translating foreign currencies		(151)	(150)			(150)			(1)
Reclassification		(18)	(18)			(18)
New share issue		21	21		21
Share-based payments		64	64					64
Issuance of other equity instruments		124	136				142	(6)	(12)
Changes in non-controlling interests		(1)	(180)				(179)	(1)	179
Ending balance at Dec. 31, 2024		2,257	2,086	0	4,646	(479)	0	(2,082)	171
Changes in equity [abstract]
Net loss		(273)	(294)					(294)	21
Exchange differences on translating foreign currencies		369	379			379			(9)
Reclassification		0
Consumer Receivables Fair Value through OCI		12	12			12
Capital reduction	[2]	(1)	(1)		(4,579)			4,579
New share issue		192	192		360			(168)
Share-based payments		135	135					135
Tax effects on share based payments		(18)	(18)					(18)
Other equity instruments coupons paid		0	21					21	(21)
Changes in non-controlling interests		12	(4)			(1)		(3)	16
Ending balance at Dec. 31, 2025		$ 2,684	$ 2,507	$ 0	$ 427	$ (90)	$ 0	$ 2,170	$ 177

[1]	Following the Group’s corporate reorganization in May 2024, AT1 securities are considered non-controlling interests as they are issued by subsidiaries of Klarna Group plc. For further details refer to Note 21.

[2]	[2] During the year a capital reduction of $4.6 billion resulting in a reallocation from share capital and additional paid in capital to retained earnings. See Note 21